Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

On January 18, 2017, the Company closed an equity subscription of $25.0 million with its majority shareholder, Intrexon, for 2,421,073 common shares at a price of $10.326. The financing was approved by the Board in November 2016 and closed after the Company completed a listing of its common shares on the Nasdaq Capital Market.

On January 5, 2017, the Company implemented a 1-for-30 reverse share split, which had been approved by the Company’s shareholders in November 2016. The split ratio was determined by the Board in December 2016.